Provisions for Impairment of Financial Assets (Tables)	6 Months Ended
Jun. 30, 2021
Text block [Abstract]
Schedule of Changes in Provision for Loan Losses Recorded on the Income

The movement registered in income for the periods related to allowances and impairment due to credit risk, for the six month period ended June 30, 2021 and 2020, is summarized as follows:

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
For the six-month periods ended June 30, 2021	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(490)	(126,603)	(20,876)	(115,542)	—	(6)	(7,465)	(270,982)
Income for provisions released	371	71,890	8,065	60,357	658	102	12,251	153,694
Recovery of loans previously charged-off	—	9,869	2,027	16,809	—	—	—	28,705
Net charge to income	(119)	(44,844)	(10,784)	(38,376)	658	96	4,786	(88,583)

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
For the six-month periods ended June 30, 2020	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(308)	(251,049)	(18,642)	(129,462)	(97)	(20)	(20,611)	(420,189)
Income for provisions released	431	48,133	4,227	37,725	1,034	10	7,850	99,410
Recovery of loans previously charged-off	—	10,896	1,294	14,590			—	26,780
Net charge to income	123	(192,020)	(13,121)	(77,147)	937	(10)	(12,761)	(293,999)

(*)	The amounts in the Condensed Consolidated Statements of Cash Flows for the six month periods ended on June 30, 2021 and 2020 are as follows:

	For the six-month periods ended June 30,
	2021	2020
	MCh$	MCh$
Charge to income for provisions established	270,982	420,189
Credit to income for provisions used	(153,694)	(99,410)
	117,288	320,779

Schedule of Established and Released Provision Amounts

The detail by type of loans, analyzed collectively and individually, which were constituted and released by way of provision, is as follows:

		As of June 30, 2021
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(126,603)	71,890	(54,713)
Mortgage		(20,876)	8,065	(12,811)
Consumer		(115,542)	60,357	(55,185)
Subtotals	5	(263,021)	140,312	(122,709)
Interbank loans, net		(490)	371	(119)
Totals		(263,511)	140,683	(122,828)

		As of June 30, 2020
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(251,049)	48,133	(202,916)
Mortgage		(18,642)	4,227	(14,415)
Consumer		(129,462)	37,725	(91,737)
Subtotals	5	(399,153)	90,085	(309,068)
Interbank loans, net		(308)	431	123
Totals		(399,461)	90,516	(308,945)